Fees Summary	Oct. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,070,000
Previously Paid Amount	0.00
Total Fee Amount	562.07
Total Offset Amount	0.00
Net Fee	562.07
Narrative - Max Aggregate Offering Price	$ 4,070,000
Final Prospectus	true